EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 52	$ 0
Property plant and equipment impairments	$ 0	$ 0